Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ฿ in Thousands, ৳ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, XDR in Thousands, XAF in Thousands, Tsh in Thousands, P in Thousands, K in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions, zł in Millions, SFr in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 XDR	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 RWF (FRw)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 TZS (Tsh)	Dec. 31, 2021 BWP (P)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 XDR	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 RWF (FRw)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 MMK (K)	Dec. 31, 2020 TZS (Tsh)	Dec. 31, 2020 BWP (P)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 XAF	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 XDR	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 RWF (FRw)	Dec. 31, 2019 MMK (K)	Dec. 31, 2019 TZS (Tsh)	Dec. 31, 2019 BWP (P)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 BDT (৳)	Dec. 31, 2019 VND (₫)	Dec. 31, 2019 XAF
Disclosure of detailed information about financial instruments [line items]
Financial assets																₩ 11,129,720																₩ 10,476,853
Financial liabilities																₩ 16,915,572																₩ 14,597,106
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 245,759	XDR 255	¥ 29,227		€ 3,943	¥ 0	FRw 586	฿ 2,160	Tsh 1,644	P 93		₫ 257,895	$ 13				$ 400,046	XDR 255	¥ 209,376	€ 316	¥ 458	FRw 646	฿ 535,000	K 0	Tsh 1,019	P 212		zł 26	₫ 242,370	XAF 16,229	$ 6		$ 645,941	XDR 255	¥ 24,930		€ 1	¥ 457	FRw 706	K 84	Tsh 6,919,000	P 911		৳ 18,897	₫ 271,563	XAF 97,411
Financial liabilities	$ 2,302,642	XDR 722	¥ 30,000,763	£ 1,005,000	€ 10,801	¥ 0					$ 105		$ 284,000	$ 226	SFr 161		$ 1,937,935	XDR 728	¥ 46,000,009	€ 162	¥ 491						$ 198				$ 284,000		$ 1,830,764	XDR 729	¥ 80,000,000	£ 56	€ 6	¥ 161					$ 268,000